BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated October 26, 2011

to Statement of Additional Information dated January 28, 2011

Effective November 1, 2011, Baron Fifth Avenue Growth Fund will be managed by Alex Umansky.

Effective November 1, 2011, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

On page 3 of the Statement of Additional Information, “Randall Haase” in the last sentence of the second paragraph under “Fund History” are deleted in their entirety and replaced with “Alex Umansky.”

On page 29 of the Statement of Additional Information, “Randall Haase” is deleted and replaced with “Alex Umansky” under “Portfolio Managers.”

On page 30 of the Statement of Additional Information, the following information in the table under “Other Accounts Managed,” the following information is deleted in its entirety:

Randall Haase	Registered Investment Companies	0	$0
	Other pooled investment vehicles	1	$217
	Other Accounts	4	$14

and replaced with the following information:

Alex Umansky(2)	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	0	$0

(2)	Alex Umansky became the portfolio manager of Baron Fifth Avenue Growth Fund on November 1, 2011. As of September 30, 2010, he did not manage any other accounts.

On page 31 of the Statement of Additional Information, the following information in the table under “Ownership of Portfolio Managers,” the following information is deleted in its entirety:

Randall Haase	Baron Fifth Avenue Growth Fund	Over $	1,000,000

and replaced with the following information:

Alex Umansky(2)	Baron Fifth Avenue Growth Fund	$0

(2)	Alex Umansky became the portfolio manager of Baron Fifth Avenue Growth Fund on November 1, 2011. As of September 30, 2010, he did not own any shares of Baron Fifth Avenue Growth Fund.

This information supplements the Statement of Additional Information dated January 28, 2011. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.